Related Parties-Transactions and Balances - Additional Information (Details) - UroGen Pharma Inc.	1 Months Ended
	May 31, 2016	Nov. 30, 2015
Related Party Transaction [Line Items]
Lease agreement date		Nov. 30, 2015
Lease commencement date	May 31, 2016